Personnel Costs - Schedule of Personnel Costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Statement Line Items [Line Items]
Salaries	$ 37,015	$ 35,661	$ 42,902
Share based compensation (Refer Note 28)	21,561	17,918	23,471
Personnel Costs
Statement Line Items [Line Items]
Salaries	14,591	16,790	18,590
Social security and other employment charges	831	916	792
Salaries and other charges	15,422	17,706	19,382
Share based compensation (Refer Note 28)	21,561	17,918	23,471
Pension charges	32	37	49
Personnel costs	$ 37,015	$ 35,661	$ 42,902